Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2018 [1]	Jun. 30, 2017 [1]	Sep. 30, 2018		Sep. 30, 2017 [1]	Dec. 31, 2017		Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to shareholders of the company			$ (5,111)		$ (6,002)	$ 7,589	[2]	$ 9,663	[2]
Net loss attributable to shareholders of preferred shares			(226)		(1,442)	(1,582)	[2]	(3,954)	[2]
Net loss used in the calculation of basic net loss per share			$ (4,885)		$ (4,560)	$ 6,007	[2]	$ 5,709	[2]
Net loss per share	$ (0.58)	$ (0.45)	$ (1.69)	[1]	$ (2.25)	$ (2.67)	[3]	$ (5.94)	[3]
Weighted average number of common shares	2,947,633	2,383,327	2,876,020	[1]	2,061,331	2,201,992	[2]	963,047	[2]

[1]	September 30, 2017 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse stock split effected on September 4, 2018.
[2]	December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.